Other income (expenses)	12 Months Ended
Dec. 31, 2011
Other income (expenses)

18. Other income (expenses)

Other income (expenses) consisted of the following:

	For the years ended December 31,
	2009	2010	2011
Investment gain (loss)	$402,142	$3,360,190	$5,941,960
Interest income	1,506,751	1,256,036	2,051,101
Others	158,830	209,474	(171,147)

	$2,067,723	$4,825,700	$7,821,914